Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of material related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Yicai	—	2,717	528
Medical Cosmetology Group	1,148	—	—
Chengdu Zhisu	60	3,052	4,027
Xingying	50	989	1,127

(ii) Loan advanced to the related party

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Chengdu Zhisu	—	5,000	—
Medical Cosmetology Group	2,000	—	—
Beijing Sharing New Medical Technology Co., Ltd	—	—	16,889

(iii) Repayment of the loan advances to the related party

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Chengdu Zhisu	—	—	5,000
Medical Cosmetology Group	2,000	1,314	—
Beijing Sharing New Medical Technology Co.,	—	—	9,718

(iv) Expense occurred to the related party

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beijing Mevos	708	2,051	1,472
Zhang Haipeng(1)	—	613	613

(v) Provision of rental service

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Yicai	—	377	340

19. Related Party Transactions (Continued)

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2019	2020
	RMB	RMB
Chengdu Zhisu(2)	5,099	—
Beijing Mevos	103	—
Beijing Sharing New Medical Technology Co., Ltd(3)	—	7,404
Yicai	—	360

(ii) Amount due to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Yicai	2,620	2,060
Zhisu Limited	—	168
Xingying	—	126
(1)	The Company entered into an agreement with Zhang Haipeng with a cash consideration of RMB 1,300 to engage him as spokesman for brand promotion from September 2019 to April 2020. The Company has paid in advance fully for the service and recognized advertising expense of RMB613 for the year ended December 31, 2019. The remaining amount will be recognized as expense in 2020.
(2)	The balance as of December 31, 2019 represents a loan provided to Chengdu Zhisu with a term of six months and an annual interest rate of 5%.
(3)	The balance as of December 31, 2020 represents a loan provided to Beijing Sharing New Medical Technology Co., Ltd with a term of one year and an annual interest rate of 4.35%.

Schedule of amount due from/ to related parties	19. Related Party Transactions (Continued)